October 17, 2014

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Guggenheim Variable Funds Trust (File Nos. 002-59353 and 811-02753) (the “Trust”)

Ladies and Gentlemen:

On behalf of the Trust, attached for filing via the EDGAR system pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 83 to the Trust’s registration statement on Form N-1A.

This filing is being made for the purposes of reflecting a proposal relating to Series E (Total Return Bond Series) and Series P (High Yield Series) approved by shareholders of Series E and Series P at a special meeting of shareholders held on October 10, 2014. Changes associated with the shareholders’ approval include: (i) the adoption of a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended; (ii) the reduction in the investment management fees for each of Series E and Series P; and (iii) the adoption of an expense limitation agreement with respect to Series P. In addition, the filing is being made for the purposes of: (a) filing the required exhibits; (b) incorporating comments from the staff of the Securities and Exchange Commission (“SEC”) on Post-Effective Amendment No. 79; and (c) making other non-material changes to the Prospectus and Statement of Additional Information. The Trust notes that a response letter to the SEC staff’s comments is being simultaneously filed on the EDGAR system as correspondence.

The attached Post-Effective Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the Securities Act. No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact Julien Bourgeois at Dechert LLP at 202.261.3451.

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Very truly yours,

/s/ Amy J. Lee
Amy J. Lee
Secretary and Senior Vice President
Security Investors, LLC

Securities offered by Guggenheim Funds Distributors, LLC, an affiliate of Guggenheim Investments